SHARE-BASED PAYMENTS, Number and Weighted Average Exercise Prices of Options and Rights Granted (Details)		12 Months Ended
		Jun. 30, 2019 shares $ / shares		Jun. 30, 2018 shares $ / shares		Jun. 30, 2018 shares $ / shares		Jun. 30, 2017 shares $ / shares
Outstanding Options and Rights [Roll Forward]
Outstanding at beginning of year (in shares)		25,574,000	[1]	24,104,000	[1]	24,104,000	[1]	10,324,000
Granted during the year (in shares)		39,044,000		7,650,000		7,650,000		21,854,000
Forfeited and lapsed during the year (in shares)		(2,200,000)		(5,680,000)		(5,680,000)		(5,924,000)
Exercised/converted during the year (in shares)		(3,835,000)		(500,000)		(500,000)		(2,150,000)
Outstanding at end of year (in shares)	[1]	58,583,000		25,574,000		25,574,000		24,104,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share) | $ / shares		$ 0.22	[1]			$ 0.17	[1]	$ 0.12
Granted during the year (in dollars per share) | $ / shares		0.19				0.26		0.15
Forfeited and lapsed during the year (in dollars per share) | $ / shares		0.38				0.07		0
Exercised/converted during the year (in dollars per share) | $ / shares		0				0.30		0.23
Outstanding at end of year (in dollars per share) | $ / shares	[1]	$ 0.21				$ 0.22		$ 0.17
Placement Options [Member] | Exercisable at $0.50 Expiring on or before July 31, 2018 [Member]
Placement Options Exercisable [Abstract]
Options exercisable (in shares)				7,494,000		7,494,000
Exercise price (in dollars per share) | (per share)				$ 0.50		$ 0.50

[1]	At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. These options expired unexercised during the year ended June 30, 2019.